Lease Assets	12 Months Ended
Dec. 31, 2025
Lease [Abstract]
Lease Assets	Lease Assets

	Building $	Other $	Total $
December 31, 2023	431.0	11.9	442.9
Additions	60.3	10.6	70.9
Acquisitions	56.8	4.0	60.8
Depreciation	(117.7)	(9.4)	(127.1)
Modifications	36.4	0.7	37.1
Net impairment	(29.0)	—	(29.0)
Foreign exchange	17.0	1.7	18.7
December 31, 2024	454.8	19.5	474.3
Additions	48.1	9.5	57.6
Acquisitions	103.0	0.1	103.1
Depreciation	(121.6)	(12.0)	(133.6)
Modifications	51.0	(0.4)	50.6
Net impairment	(3.7)	—	(3.7)
Foreign exchange	(3.8)	0.9	(2.9)
December 31, 2025	527.8	17.6	545.4

The Company leases buildings for its office spaces across the globe. Lease terms typically range from 1 to 15 years and a weighted average remaining lease term of 6.8 years at December 31, 2025 (2024 - 6.1 years). To provide operational flexibility, the Company includes extension and termination options in certain leases.

The Company leases vehicles and office equipment with terms typically ranging from 1 to 7 years and a weighted average remaining lease term of 2.3 years at December 31, 2025 (2024 - 2.5 years).

The Company also leases IT equipment and other equipment with terms typically ranging from 1 to 5 years. These leases are generally short-term or for low-value assets that the Company has elected not to recognize in lease assets and lease liabilities.

As part of the Company's strategic plan and acquisition integration activities, the real estate lease portfolio is continuously evaluated for subleasing opportunities of certain underutilized office spaces. This change in use resulted in the recognition of impairment losses, where the carrying amount of the assets exceeded the recoverable amount, determined based on the value in use method, and an onerous contract provision of $4.6 (2024 - $6.8) (note 17). Subsequent payments made for variable costs on impaired office lease assets reduced the estimated future cash outflows and increased the recoverable amount of the leased assets resulting in the reversal of previously recorded impairments during the year. During the year, the Company had net impairment losses for lease assets of $3.7 million, primarily in the United States reportable segment (2024 - net impairment losses of $29.0, primarily in the Canada and the United States reportable segments).

Amounts recognized in administrative and marketing expenses	For the year ended December 31,
	2025	2024
	$	$
Rent expense - variable lease payments	52.3	52.0
Rent expense - short-term leases and leases of low-value assets	2.2	4.0
Income from subleases	(6.1)	(3.5)
Total	48.4	52.5

Variable lease payments include operating expenses, real estate taxes, insurance, and other variable costs. Future undiscounted cash flows for short-term leases, leases of low-value assets, variable lease payments, and sublease payments receivable are disclosed in note 20.

Cash outflows for lease liabilities are disclosed in note 31.